Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity Adjustment due to initial application of IFRS 16 IFRS 16	Total FMC-AG & Co. KGaA shareholders' equity Adjusted balance	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary Shares Adjusted balance	Ordinary Shares	Treasury Stock Adjusted balance	Treasury Stock	Additional paid in capital Adjusted balance	Additional paid in capital	Retained earnings Adjustment due to initial application of IFRS 16 IFRS 16	Retained earnings Adjusted balance	Retained earnings	Foreign currency translation Adjusted balance	Foreign currency translation	Cash flow hedges Adjusted balance	Cash flow hedges	Pensions Adjusted balance	Pensions	Fair value changes	Noncontrolling Interests Adjustment due to initial application of IFRS 16 IFRS 16	Noncontrolling Interests Adjusted balance	Noncontrolling Interests	Adjustment due to initial application of IFRS 16 IFRS 16	Adjusted balance	Total
Balance at beginning of period at Dec. 31, 2018	€ (120,809)	€ 11,637,602	€ 11,758,411	€ 307,879	€ 307,879	€ (50,993)	€ (50,993)	€ 3,873,345	€ 3,873,345	€ (120,809)	€ 8,711,121	€ 8,831,930	€ (911,473)	€ (911,473)	€ (1,528)	€ (1,528)	€ (290,749)	€ (290,749)		€ (15,526)	€ 1,128,021	€ 1,143,547	€ (136,335)	€ 12,765,623	€ 12,901,958
Balance at beginning of period (in shares) at Dec. 31, 2018				307,878,652	307,878,652	(999,951)	(999,951)
Proceeds from exercise of options and related tax effects			17,195		€ 329				16,866																17,195
Proceeds from exercise of options and related tax effects (in shares)					328,996
Compensation expense related to stock options			1,992						1,992																1,992
Purchase of treasury stock			(589,305)				€ (589,305)																		(589,305)
Purchase of treasury stock (in shares)							(8,878,450)
Withdrawal of treasury stock					€ (3,771)		€ 269,796		(266,025)
Withdrawal of treasury stock (in shares)					(3,770,772)		3,770,772
Dividends paid			(354,636)									(354,636)													(354,636)
Purchase/sale of noncontrolling interests			(18,516)						(18,516)													102,341			83,825
Contributions from/to noncontrolling interests																						(220,222)			(220,222)
Put option liabilities			(101,243)									(101,243)													(101,243)
Net Income			1,199,619									1,199,619										238,881			1,438,500
Other comprehensive income (loss) related to:
Foreign currency translation			243,532											246,486		27		(2,981)				20,303			263,835
Cash flow hedges, net of related tax effects			(8,959)													(8,959)									(8,959)
Pensions, net of related tax effects			(69,368)															(69,368)							(69,368)
Comprehensive income			1,364,824																			259,184			1,624,008
Balance at end of period at Dec. 31, 2019			11,957,913		€ 304,437		€ (370,502)		3,607,662			9,454,861		(664,987)		(10,460)		(363,098)				1,269,324			13,227,237
Balance at end of period (in shares) at Dec. 31, 2019					304,436,876		(6,107,629)
Proceeds from exercise of options and related tax effects			12,711		€ 235				12,476																12,711
Proceeds from exercise of options and related tax effects (in shares)					234,796
Purchase of treasury stock			(365,988)				€ (365,988)																		(365,988)
Purchase of treasury stock (in shares)							(5,687,473)
Withdrawal of treasury stock					€ (11,795)		€ 736,490		(724,695)
Withdrawal of treasury stock (in shares)					(11,795,102)		11,795,102
Dividends paid			(351,170)									(351,170)													(351,170)
Purchase/sale of noncontrolling interests			(22,813)						(22,813)													(69,132)			(91,945)
Contributions from/to noncontrolling interests																						(255,772)			(255,772)
Put option liabilities			(24,540)									(24,540)													(24,540)
Transfer of cumulative gains/losses of equity investments												11,385							€ (11,385)
Net Income			1,164,377									1,164,377										271,455			1,435,832
Other comprehensive income (loss) related to:
Foreign currency translation			(1,259,752)											(1,271,726)		724		13,831	(2,581)			(99,645)			(1,359,397)
Cash flow hedges, net of related tax effects			2,030													2,030									2,030
Pensions, net of related tax effects			2,985															2,985							2,985
Fair value changes			99,327																99,327						99,327
Comprehensive income			8,967																			171,810			180,777
Balance at end of period at Dec. 31, 2020			11,215,080		€ 292,877				2,872,630			10,254,913		(1,936,713)		(7,706)		(346,282)	85,361			1,116,230			€ 12,331,310
Balance at end of period (in shares) at Dec. 31, 2020					292,876,570																				292,876,570
Proceeds from exercise of options and related tax effects			5,590		€ 127				5,463																€ 5,590
Proceeds from exercise of options and related tax effects (in shares)					127,769
Dividends paid			(392,455)									(392,455)													(392,455)
Purchase/sale of noncontrolling interests			13,183						13,183													87,289			100,472
Contributions from/to noncontrolling interests																						(262,848)			(262,848)
Put option liabilities			(39,574)									(39,574)													(39,574)
Transfer of cumulative gains/losses of equity investments												33,948							(33,948)
Net Income			969,308									969,308										249,720			1,219,028
Other comprehensive income (loss) related to:
Foreign currency translation			944,376											954,207		(634)		(12,342)	3,145			89,863			1,034,239
Cash flow hedges, net of related tax effects			(775)													(775)									(775)
Pensions, net of related tax effects			(11,374)															(11,374)							(11,374)
Fair value changes			(4,576)																(4,576)						(4,576)
Comprehensive income			1,896,959																			339,583			2,236,542
Balance at end of period at Dec. 31, 2021			€ 12,698,783		€ 293,004				€ 2,891,276			€ 10,826,140		€ (982,506)		€ (9,115)		€ (369,998)	€ 49,982			€ 1,280,254			€ 13,979,037
Balance at end of period (in shares) at Dec. 31, 2021					293,004,339																				293,004,339